DEAN WITTER CAPITAL GROWTH SECURITIES
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048
                          (212) 392-1600






                                             January 8, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Capital Growth Securities
     File 33-32519
     Rule 497(j) Filing
     Accession No.  0000858376-98-01

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the 497(j) filing that was filed on January 7, 1998 was filed in error. Please disregard the filing.


                                        Very truly yours,


                                        /s/ Frank Bruttomesso
                                            Frank Bruttomesso
                                            Assistant Secretary




cc: Randolph Koch
    Barry Fink